Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Grayscale Future of Finance ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Future of Finance ETF
Class Name	Grayscale Future of Finance ETF
Trading Symbol	GFOF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Future of Finance ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/gfof. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://etfs.grayscale.com/gfof
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grayscale Future of Finance ETF	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/gfof for more recent performance information.
Net Assets	$ 7,551,352
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 23,474
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$7,551,352
Number of Holdings	24
Portfolio Turnover	22%
Net Advisory Fee	$23,474
30-Day SEC Yield	0.13%
30-Day SEC Yield Unsubsidized	0.13%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	54.8%
Financials	45.1%
Cash & Other	0.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
Block, Inc.	8.2%
Marathon Digital Holdings, Inc.	8.0%
Robinhood Markets, Inc.	8.0%
PayPal Holdings, Inc.	7.6%
Coinbase Global, Inc.	7.2%
Hut 8 Corporation	5.2%
Terawulf, Inc.	4.5%
Northern Data AG	4.3%
Galaxy Digital Holdings, Ltd.	4.2%

Updated Prospectus Web Address	https://etfs.grayscale.com/gfof